UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

State Street/Ramius Managed Futures Strategy Fund
 (Class A: RTSRX)
(Class I: RTSIX)

SEMI-ANNUAL REPORT
June 30, 2015

State Street/Ramius Managed Futures Strategy Fund
a series of Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Consolidated Schedule of Investments	3
Consolidated Statement of Assets and Liabilities	13
Consolidated Statement of Operations	14
Consolidated Statements of Changes in Net Assets	15
Consolidated Financial Highlights	16
Consolidated Notes to Financial Statements	18
Expense Example	34

This report and the financial statements contained herein are provided for the general information of the shareholders of the State Street/Ramius Managed Futures Strategy Fund.  It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.ramiusmutualfunds.com

August 27, 2015

Dear Fellow Shareholders,

After a strong 2014 and first quarter to 2015, the State Street /Ramius Managed Futures Strategy Fund (the “Fund”) experienced losses in the second quarter of 2015 and performance for the first half of the year was negative. Managed Futures strategies in general suffered losses during the second quarter as several trends reversed.

As of the end of the second quarter, the Fund continued to be diversified among the four major sectors with a 25% allocation to equities, 36% to fixed income, 13% to currencies and 28% to commodities.

Exposure to energy was the Fund's largest year-to-date performance detractor (as of 6/30/15). After stabilizing at the start of the year and then climbing more than 20% from recent lows, oil prices plummeted again as OPEC nations kept up production, oil in storage continued to rise and oil production remained high even as rig counts in the U.S. have modestly declined. On the demand side, we are witnessing a slowdown in China and other emerging markets, causing grains, precious and base metals to further detract from the Fund’s performance.

The strongest contributors to positive performance year-to-date (as of 6/30/15) were currencies and equities as both asset classes exhibited strong direction because of the divergence in central bank policies between the U.S. Federal Reserve (which is looking towards tightening) and the Bank of Japan and European Central Bank (both easing).

At the trading advisor level, the largest detractors from performance for the first half of the year were Aspect Capital Limited ("Aspect") and Lynx Asset Management. During the second quarter, all trading advisors delivered negative performance.

Following the end of the second quarter, as part of a realignment of the portfolio, the Fund reduced its allocation to Aspect and Fulcrum Asset Management LLP (“Fulcrum”) to zero. As the allocations to both trading advisors were wound down, the Fund allocated capital to two new trading advisors, PGR Capital LLP and QMS Capital Management LP. Aspect and Fulcrum remain approved trading advisors for the Fund and may be considered for future allocations, either in the same programs that the Fund had previously invested in, or in other programs run by either or both trading advisors.

As we close in on the first half of the year, we believe that the Fund is well positioned heading into the second half and that the enhancements made to the portfolio will help it attain its desired investment objectives in a more cost-effective manner.

Sincerely,

Ramius Advisors, LLC

212.845.7900	599 Lexington Avenue, New York, NY 10022	www.ramiusmutualfunds.com

This material is as of the date indicated 6/30/15 and neither Ramius Trading Strategies LLC nor SSGA Funds Management, Inc., or any of their affiliates or representatives, makes any representation or warranty, express or implied, as to the fitness for any particular purpose of the information contained herein.

Investing involves risk including the risk of loss of principal.

Investing in futures is highly risky. Futures positions are considered highly leveraged because the initial margins are significantly smaller than the cash value of the contracts. The smaller the value of the margin in comparison to the cash value of the futures contract, the higher the leverage. There are a number of risks associated with futures investing including but not limited to counterparty credit risk, currency risk, derivatives risk, foreign issuer exposure risk, sector concentration risk, leveraging and liquidity risks.

Investing in foreign domiciled securities may involve risk of capital loss from unfavorable fluctuation in currency values, withholding taxes, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Investments in emerging or developing markets may be more volatile and less liquid than investing in developed markets and may involve exposure to economic structures that are generally less diverse and mature and to political systems which have less stability than those of more developed countries.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond values and yields usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

212.845.7900	599 Lexington Avenue, New York, NY 10022	www.ramiusmutualfunds.com

State Street/Ramius Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Principal Amount		Value

	CERTIFICATE OF DEPOSITS – 9.6%
$5,000,000	DNB Bank ASA 0.290%, 8/19/2015	$5,000,271
3,000,000	Nordea Bank Finland Abp 0.185%, 7/7/2015	3,000,015
5,000,000	Sumitomo Mitsui Banking Corp. 0.599%, 4/29/2016[1,2]	5,000,015

	TOTAL CERTIFICATE OF DEPOSITS (Cost $13,001,246)	13,000,301

	COMMERCIAL PAPER – 29.3%
4,000,000	Canadian Pacific 0.436%, 7/6/2015	3,999,761
5,000,000	Hyundai Capital 0.815%, 1/11/2016	4,987,815
3,000,000	ING Funding LLC 0.254%, 7/1/2015	3,000,000
5,000,000	Metlife Short Term Funding LLC 0.132%, 7/7/2015	4,999,892
4,712,000	PACCAR Financial Pty Ltd 0.101%, 7/10/2015	4,711,882
5,000,000	Pentair Finance SA 0.599%, 8/21/2015	4,995,821
5,000,000	Skandinav Enskilda Bank 0.254%, 8/7/2015	4,998,715
5,000,000	Stanley Black & Decker, Inc. 0.304%, 7/6/2015	4,999,791
3,000,000	United Health Group 0.264%, 7/15/2015	2,999,697

	TOTAL COMMERCIAL PAPER (Cost $39,684,004)	39,693,374

	CORPORATE BONDS – 20.2%
1,700,000	American Express Credit Corp. 0.581%, 9/22/2017[2]	1,695,124
2,200,000	BP Capital Markets PLC 0.700%, 11/6/2015[1]	2,201,936
3,000,000	Fifth Third Bank 0.786%, 11/18/2016[2,3]	3,005,295
1,000,000	General Electric Capital Corp. 0.554%, 1/9/2017[2]	1,001,883
5,000,000	NBCUniversal Enterprise, Inc. 0.812%, 4/15/2016[2,4]	5,015,320
2,500,000	Royal Bank of Canada 0.625%, 12/4/2015[1]	2,501,515

State Street/Ramius Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
$3,663,000	Toyota Motor Credit Corp. 0.750%, 3/3/2017[2,3]	$3,658,015
4,000,000	Volkswagen Group of America Finance LLC 0.502%, 5/23/2016[2,4]	3,997,700
4,293,000	Wachovia Corp. 0.618%, 10/28/2015[2]	4,290,991

	TOTAL CORPORATE BONDS (Cost $27,362,216)	27,367,779

	U.S. GOVERNMENT AND AGENCIES – 15.8%
3,500,000	Fannie Mae Discount Notes 0.051%, 9/16/2015	3,499,619
3,400,000	Federal Home Loan Banks 0.375%, 8/28/2015	3,400,990
3,137,000	Federal Home Loan Mortgage Corp. 0.500%, 9/25/2015[3]	3,139,688
5,000,000	Federal National Mortgage Association 0.375%, 12/21/2015	5,003,910
	United States Treasury Notes
2,550,000	0.375%, 3/31/2016	2,552,790
3,900,000	0.625%, 11/15/2016	3,910,358

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $21,500,429)	21,507,355

	U.S. TREASURY BILLS – 2.0%
2,700,000	United States Treasury Bills 0.162%, 9/17/2015	2,700,030

	TOTAL U.S. TREASURY BILLS (Cost $2,699,064)	2,700,030

Number of Shares

	SHORT-TERM INVESTMENTS – 3.6%
4,879,707	Fidelity Institutional Money Market Portfolio - Class I, 0.115%	4,879,707

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,879,707)	4,879,707

	TOTAL INVESTMENTS – 80.5% (Cost $109,126,666)	109,148,546
	Other Assets in Excess of Liabilities[5] – 19.5%	26,437,664

	TOTAL NET ASSETS – 100.0%	$135,586,210

LLC – Limited Liability Company
PLC – Public Limited Company

State Street/Ramius Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

[1]	Foreign security denominated in U.S. Dollars.
[2]	Variable, floating or step rate security.
[3]	Callable.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $9,013,020.
[5]	Includes appreciation (depreciation) on forward foreign currency contracts, futures contracts and written options contracts.

See accompanying Notes to Financial Statements.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS
Purchase Contracts	Currency Exchange	Currency Amount Purchased	Value At Settlement Date	Value At June 30, 2015	Unrealized Appreciation (Depreciation)
Australian Dollar	AUD per USD	800,000	$617,313	$613,849	$(3,464)
Brazilian Real	BRL per USD	965,141	300,000	302,633	2,633
British Pound	GBP per EUR	1,818,252	2,810,199	2,854,185	43,986
British Pound	GBP per USD	1,400,000	2,204,266	2,197,637	(6,629)
Canadian Dollar	CAD per USD	616,371	500,000	493,152	(6,848)
Chilean Peso	CLP per USD	96,189,507	150,000	149,481	(519)
Czech Koruna	CZK per EUR	4,097,293	168,432	167,505	(927)
Euro	EUR per CHF	100,000	113,366	111,480	(1,886)
Euro	EUR per GBP	600,000	674,465	668,878	(5,587)
Euro	EUR per HUF	400,000	450,292	445,919	(4,373)
Euro	EUR per JPY	800,000	898,973	891,838	(7,135)
Euro	EUR per NOK	1,250,000	1,411,603	1,393,497	(18,106)
Euro	EUR per PLN	150,000	168,448	167,220	(1,228)
Euro	EUR per SEK	900,000	1,015,727	1,003,317	(12,410)
Euro	EUR per USD	1,100,000	1,238,147	1,226,277	(11,870)
Hungarian Forint	HUF per EUR	31,121,992	112,083	109,945	(2,138)
Indian Rupee	INR per USD	45,518,034	700,000	706,880	6,880
Israeli Shekel	ILS per USD	378,137	100,000	100,248	248
Japanese Yen	JPY per EUR	41,369,694	335,757	338,087	2,330
Japanese Yen	JPY per USD	123,357,984	1,000,000	1,008,124	8,124
Mexican Peso	MXN per USD	3,111,380	200,000	196,644	(3,356)
New Zealand Dollar	NZD per USD	200,000	140,110	134,496	(5,614)
Norwegian Krone	NOK per EUR	3,083,324	393,771	391,800	(1,971)
Peruvian Nuevo Sol	PEN per USD	320,075	100,000	99,626	(374)
Philippine Peso	PHP per USD	8,964,155	200,000	198,071	(1,929)
Polish Zloty	PLN per EUR	1,253,244	335,325	332,298	(3,027)
Singapore Dollar	SGD per USD	270,029	200,000	200,294	294
South African Rand	ZAR per USD	3,731,675	300,000	302,599	2,599
South Korean Won	KRW per USD	277,353,380	250,000	247,332	(2,668)
Swedish Krona	SEK per EUR	13,860,491	1,693,868	1,674,068	(19,800)
Swiss Franc	CHF per EUR	526,304	564,001	564,040	39
Swiss Franc	CHF per USD	464,292	500,000	497,581	(2,419)
Thai Baht	THB per USD	3,386,650	100,000	99,679	(321)
Turkish Lira	TRY per USD	548,331	200,000	199,985	(15)
			20,146,146	20,088,665	(57,481)

Sale Contracts
Australian Dollar	USD per AUD	(2,300,000)	(1,773,515)	(1,764,816)	8,699
British Pound	EUR per GBP	(436,100)	(674,465)	(684,564)	(10,099)
British Pound	USD per GBP	(100,000)	(152,787)	(156,974)	(4,187)
Canadian Dollar	USD per CAD	(3,120,071)	(2,500,000)	(2,496,336)	3,664
Chilean Peso	USD per CLP	(223,063,650)	(350,000)	(346,646)	3,354
Colombian Peso	USD per COP	(644,800,599)	(250,000)	(245,456)	4,544
Euro	CHF per EUR	(500,000)	(564,001)	(557,399)	6,602
Euro	CZK per EUR	(150,000)	(168,432)	(167,220)	1,212
Euro	GBP per EUR	(2,500,000)	(2,810,199)	(2,786,993)	23,206
Euro	HUF per EUR	(100,000)	(112,083)	(111,480)	603
Euro	JPY per EUR	(300,000)	(335,757)	(334,439)	1,318
Euro	NOK per EUR	(350,000)	(393,771)	(390,179)	3,592
Euro	PLN per EUR	(300,000)	(335,325)	(334,439)	886
Euro	SEK per EUR	(1,500,000)	(1,693,868)	(1,672,196)	21,672
Euro	USD per EUR	(2,500,000)	(2,806,882)	(2,786,993)	19,889
Hungarian Forint	EUR per HUF	(125,329,595)	(450,292)	(442,753)	7,539
Indian Rupee	USD per INR	(3,252,000)	(50,000)	(50,502)	(502)
Japanese Yen	EUR per JPY	(111,670,992)	(898,973)	(912,614)	(13,641)
Japanese Yen	USD per JPY	(733,816,732)	(5,900,000)	(5,997,005)	(97,005)
Malaysian Ringgit	USD per MYR	(2,046,686)	(550,000)	(540,242)	9,758
Mexican Peso	USD per MXN	(8,614,336)	(550,000)	(544,438)	5,562
New Zealand Dollar	USD per NZD	(3,300,000)	(2,286,110)	(2,219,183)	66,927
Norwegian Krone	EUR per NOK	(11,016,861)	(1,411,603)	(1,399,920)	11,683
Peruvian Nuevo Sol	USD per PEN	(642,200)	(200,000)	(199,890)	110
Philippine Peso	USD per PHP	(2,277,000)	(50,000)	(50,312)	(312)
Polish Zloty	EUR per PLN	(628,000)	(168,448)	(166,515)	1,933
South African Rand	USD per ZAR	(1,266,934)	(100,000)	(102,735)	(2,735)
South Korean Won	USD per KRW	(167,985,972)	(150,000)	(149,803)	197
Swedish Krona	EUR per SEK	(8,414,773)	(1,015,727)	(1,016,335)	(608)
Swiss Franc	EUR per CHF	(104,317)	(113,366)	(111,797)	1,569
Swiss Franc	USD per CHF	(1,116,274)	(1,200,000)	(1,196,311)	3,689
Taiwan Dollar	USD per TWD	(6,122,281)	(200,000)	(198,491)	1,509
Thai Baht	USD per THB	(11,888,815)	(350,000)	(349,923)	77
Turkish Lira	USD per TRY	(283,282)	(100,000)	(103,317)	(3,317)
			(30,665,604)	(30,588,216)	77,388
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS			$(10,519,458)	$(10,499,551)	$19,907

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

FUTURES CONTRACTS
Long Contracts	Expiration Date	Number of Contracts	Value At Trade Date	Value At June 30, 2015	Unrealized Appreciation (Depreciation)
Bond Futures
CBOT 2-Year U.S. Treasury Note	September 2015	107	$23,391,516	$23,426,313	$34,797
CBOT 5-Year U.S. Treasury Note	September 2015	141	16,778,734	16,815,351	36,617
CBOT 10-Year U.S. Treasury Note	September 2015	610	77,319,201	76,964,844	(354,357)
CBOT U.S. Ultra Bond	September 2015	3	462,032	462,188	156
Eurex 2-Year Euro SCHATZ	September 2015	25	3,098,195	3,098,546	351
Eurex 5-Year Euro BOBL	September 2015	37	5,325,373	5,340,232	14,859
Eurex 10-Year Euro BUND	September 2015	38	6,387,469	6,433,504	46,035
Eurex 30-Year Euro BUXL	September 2015	2	346,180	331,121	(15,059)
Eurex Euro-BTP Italian Bond Index	September 2015	5	737,359	725,162	(12,197)
Eurex French Government Bond	September 2015	4	657,552	652,573	(4,979)
Eurex Short Term Euro-BTP Italian Bond Index	September 2015	1	124,103	124,237	134
ICE Long Gilt Government Bond	September 2015	118	21,594,959	21,444,943	(150,016)
MSE 10-Year Canadian Bond	September 2015	28	3,122,995	3,137,506	14,511
OSE 10-Year Japanese Treasury Bond	September 2015	12	14,379,102	14,397,061	17,959
SFE 3-Year Australian Bond	September 2015	57	4,890,463	4,890,262	(201)
SFE 10-Year Australian Bond	September 2015	3	288,707	289,555	848
SGX 10-Year Mini Japanese Government Bond	September 2015	15	1,800,155	1,799,265	(890)
Commodity Futures
CBOT Corn	September 2015	1	18,512	21,100	2,588
CBOT Corn	December 2015	18	372,412	388,350	15,938
CBOT Soybean	August 2015	4	201,062	209,900	8,838
CBOT Soybean	November 2015	48	2,346,650	2,489,400	142,750
CBOT Soybean Meal	August 2015	7	219,880	246,330	26,450
CBOT Soybean Meal	September 2015	3	94,890	104,490	9,600
CBOT Soybean Meal	December 2015	17	548,690	587,180	38,490
CBOT Soybean Meal	January 2016	2	61,720	68,900	7,180
CBOT Soybean Meal	March 2016	1	32,540	34,070	1,530
CBOT Soybean Oil	August 2015	5	99,348	100,950	1,602
CBOT Soybean Oil	September 2015	2	39,840	40,488	648
CBOT Wheat	September 2015	35	927,105	1,077,563	150,458
CBOT Wheat	December 2015	1	26,950	31,100	4,150
CME Cattle Feeder	August 2015	1	113,251	107,363	(5,888)
CME Live Cattle	August 2015	39	2,364,030	2,309,970	(54,060)
CMX Copper	September 2015	1	65,563	65,375	(188)
EOP Mill Wheat	December 2015	2	22,193	22,583	390
EOP Rapeseed	November 2015	7	148,432	156,521	8,089
ICE Brent Crude Oil	August 2015	2	126,320	127,180	860
ICE Cocoa	July 2015	5	157,255	167,949	10,694
ICE Cocoa	September 2015	24	791,662	812,940	21,278
ICE Gasoil	July 2015	10	578,225	573,750	(4,475)
LME Nickel	September 2015	2	158,130	143,658	(14,472)
LME Primary Aluminum	July 2015	1	47,355	41,463	(5,892)
LME Primary Aluminum	September 2015	4	174,416	168,475	(5,941)
LME Zinc	September 2015	1	52,082	49,963	(2,119)
NYBOT Cocoa	September 2015	67	2,133,621	2,190,230	56,609
NYBOT Cocoa	December 2015	3	93,080	97,860	4,780
NYBOT Cotton #2	December 2015	30	984,654	1,018,650	33,996
NYBOT Cotton #2	March 2016	1	33,550	33,645	95
NYMEX Natural Gas	August 2015	13	379,200	368,160	(11,040)
NYMEX Natural Gas	September 2015	6	172,680	170,520	(2,160)
NYMEX Natural Gas	October 2015	1	27,470	28,690	1,220
NYMEX NY Harbor ULSD	August 2015	18	1,437,602	1,428,764	(8,838)
NYMEX NY Harbor ULSD	September 2015	1	80,934	79,981	(953)
NYMEX RBOB Gasoline	August 2015	7	604,947	602,524	(2,423)
NYMEX RBOB Gasoline	September 2015	1	83,260	83,987	727
NYMEX WTI Crude Oil	August 2015	15	903,950	892,050	(11,900)
WCE Canola	November 2015	31	244,802	266,033	21,231
Currency Futures
CME Australian Dollar	September 2015	30	2,319,600	2,305,500	(14,100)
CME British Pound	September 2015	101	9,859,648	9,926,406	66,758
CME Canadian Dollar	September 2015	26	2,119,340	2,079,480	(39,860)
CME Euro	September 2015	127	17,977,200	17,710,150	(267,050)
CME Japanese Yen	September 2015	166	16,913,357	16,978,688	65,331
CME Norwegian Krone	September 2015	7	1,799,210	1,782,060	(17,150)
CME Swiss Franc	September 2015	23	3,095,800	3,082,575	(13,225)
FNX United States Dollar	September 2015	1	95,547	95,661	114
Index Futures
CBOE Volatility Index	August 2015	55	875,390	955,625	80,235
CBOT E-Mini DJIA Index	September 2015	6	536,550	525,690	(10,860)
CME E-Mini NASDAQ 100 Index	September 2015	30	2,694,541	2,634,150	(60,391)
CME E-Mini S&P 500® Index	September 2015	43	4,490,278	4,417,175	(73,103)
CME E-Mini S&P MidCap 400 Index	September 2015	4	609,860	599,240	(10,620)
CME Nikkei 225 Index	September 2015	5	516,000	506,375	(9,625)
EOE Amsterdam Index	July 2015	39	4,108,427	4,101,125	(7,302)
EOP CAC 40 Index	July 2015	65	3,500,775	3,465,388	(35,387)
Eurex DAX Index	September 2015	15	4,672,240	4,595,191	(77,049)

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Long Contracts (Continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At June 30, 2015	Unrealized Appreciation (Depreciation)
Index Futures (Continued)
Eurex Euro STOXX 50 Index	September 2015	56	$2,167,877	$2,143,194	$(24,683)
Eurex VSTOXX Mini Index	July 2015	5	12,469	14,647	2,178
HKG Hang Seng China Enterprises Index	July 2015	10	867,079	833,699	(33,380)
HKG Hang Seng Index	July 2015	12	2,110,777	2,028,278	(82,499)
ICE FTSE 100 Index	September 2015	5	525,204	509,893	(15,311)
MIL FTSE per MIB Index	September 2015	40	4,960,765	5,028,514	67,749
MSE S&P per TSX 60 Index	September 2015	22	3,005,806	2,971,955	(33,851)
NYF ICE EAFE Mini Index	September 2015	1	109,016	109,501	485
NYF ICE EAFE Mini Index	September 2015	1	94,160	91,700	(2,460)
NYF ICE Emerging Markets Mini Index	September 2015	1	49,235	47,970	(1,265)
NYF Russell 2000 Mini Index	September 2015	36	4,594,900	4,501,440	(93,460)
OSE Nikkei 225 Index	September 2015	40	6,667,828	6,605,714	(62,114)
OSE TOPIX Index	September 2015	17	2,318,131	2,262,735	(55,396)
SFE SPI 200 Index	September 2015	45	4,745,897	4,678,398	(67,499)
SGX FTSE China A50 Index	July 2015	11	142,208	136,510	(5,698)
SGX MSCI Taiwan Index	July 2015	6	206,535	205,380	(1,155)
SGX Nikkei 225 Index	September 2015	5	415,723	414,082	(1,641)
SGX S&P CNX Nifty Index	July 2015	1	16,652	16,769	117
SSE OMXS30 Index	July 2015	95	1,801,424	1,767,742	(33,682)
Interest Rate Futures
CME 3-Month Eurodollar	September 2015	16	3,983,712	3,985,400	1,688
CME 3-Month Eurodollar	December 2015	13	3,231,313	3,232,613	1,300
CME 3-Month Eurodollar	March 2016	61	15,132,825	15,140,200	7,375
CME 3-Month Eurodollar	June 2016	67	16,583,913	16,595,063	11,150
CME 3-Month Eurodollar	September 2016	61	15,065,313	15,074,625	9,312
CME 3-Month Eurodollar	December 2016	128	31,534,812	31,561,600	26,788
CME 3-Month Eurodollar	March 2017	49	12,053,051	12,059,513	6,462
CME 3-Month Eurodollar	June 2017	45	11,053,788	11,054,813	1,025
CME 3-Month Eurodollar	September 2017	44	10,780,113	10,792,100	11,987
CME 3-Month Eurodollar	December 2017	42	10,276,825	10,285,800	8,975
CME 3-Month Eurodollar	March 2018	36	8,797,763	8,805,150	7,387
CME 3-Month Eurodollar	June 2018	36	8,792,275	8,794,350	2,075
CME 3-Month Eurodollar	September 2018	5	1,219,238	1,220,000	762
ICE 3-Month Euro Euribor	September 2015	28	7,794,470	7,795,667	1,197
ICE 3-Month Euro Euribor	December 2015	33	9,185,968	9,187,291	1,323
ICE 3-Month Euro Euribor	March 2016	41	11,412,647	11,413,942	1,295
ICE 3-Month Euro Euribor	June 2016	32	8,907,677	8,907,552	(125)
ICE 3-Month Euro Euribor	September 2016	37	10,296,878	10,297,296	418
ICE 3-Month Euro Euribor	December 2016	30	8,346,389	8,345,818	(571)
ICE 3-Month Euro Euribor	March 2017	23	6,397,764	6,395,578	(2,186)
ICE 3-Month Euro Euribor	June 2017	15	4,172,060	4,168,732	(3,328)
ICE 3-Month Euro Euribor	September 2017	14	3,891,832	3,888,477	(3,355)
ICE 3-Month Euro Euribor	December 2017	11	3,054,898	3,053,241	(1,657)
ICE 3-Month Euro Euribor	March 2018	5	1,387,224	1,386,723	(501)
ICE 3-Month Euro Euribor	June 2018	1	277,094	277,094	-
ICE 3-Month Euro Euroswiss	September 2015	1	269,508	269,749	241
ICE 3-Month Euro Euroswiss	December 2015	1	269,321	269,882	561
ICE 90-Day Sterling	September 2015	3	585,093	585,172	79
ICE 90-Day Sterling	December 2015	33	6,430,218	6,430,414	196
ICE 90-Day Sterling	March 2016	54	10,513,681	10,508,715	(4,966)
ICE 90-Day Sterling	June 2016	115	22,357,589	22,343,554	(14,035)
ICE 90-Day Sterling	September 2016	35	6,796,168	6,787,845	(8,323)
ICE 90-Day Sterling	December 2016	29	5,623,370	5,614,537	(8,833)
ICE 90-Day Sterling	March 2017	23	4,454,578	4,446,137	(8,441)
ICE 90-Day Sterling	June 2017	20	3,867,619	3,861,102	(6,517)
ICE 90-Day Sterling	September 2017	12	2,318,447	2,314,070	(4,377)
ICE 90-Day Sterling	December 2017	9	1,736,947	1,733,963	(2,984)
ICE 90-Day Sterling	March 2018	1	192,840	192,506	(334)
ICE 90-Day Sterling	June 2018	1	192,328	192,348	20
MSE 3-Month Canadian Bankers' Acceptance	September 2015	2	397,100	396,770	(330)
MSE 3-Month Canadian Bankers' Acceptance	December 2015	14	2,774,722	2,778,794	4,072
MSE 3-Month Canadian Bankers' Acceptance	March 2016	17	3,369,037	3,374,250	5,213
MSE 3-Month Canadian Bankers' Acceptance	June 2016	16	3,169,772	3,174,804	5,032
MSE 3-Month Canadian Bankers' Acceptance	September 2016	11	2,178,025	2,181,247	3,222
SFE 3-Month New Zealand Bankers' Acceptance	September 2015	4	2,684,217	2,685,613	1,396
SFE 3-Month New Zealand Bankers' Acceptance	December 2015	3	2,013,488	2,014,605	1,117
SFE 90-Day Australian Bank Accepted Bill	September 2015	21	16,102,804	16,097,479	(5,325)
SFE 90-Day Australian Bank Accepted Bill	December 2015	35	26,838,295	26,831,106	(7,189)
SFE 90-Day Australian Bank Accepted Bill	March 2016	31	23,767,009	23,764,111	(2,898)
SFE 90-Day Australian Bank Accepted Bill	June 2016	23	17,629,069	17,629,707	638
SFE 90-Day Australian Bank Accepted Bill	September 2016	8	6,130,437	6,131,170	733
TFX 3-Month Euroyen	June 2016	6	1,222,653	1,222,531	(122)
TFX 3-Month Euroyen	September 2016	10	2,037,663	2,037,551	(112)
			708,219,647	707,457,738	(761,909)

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Value At Trade Date	Value At June 30, 2015	Unrealized Appreciation (Depreciation)
Bond Futures
CBOT 10-Year U.S. Treasury Note	September 2015	(14)	$(1,752,219)	$(1,766,406)	$(14,187)
CBOT U.S. Long Bond	September 2015	(27)	(4,045,781)	(4,072,781)	(27,000)
CBOT U.S. Ultra Bond	September 2015	(10)	(1,521,719)	(1,540,625)	(18,906)
Eurex 10-Year Euro BUND	September 2015	(229)	(38,541,779)	(38,770,327)	(228,548)
ICE Long Gilt Government Bond	September 2015	(107)	(19,433,195)	(19,445,839)	(12,644)
MSE 10-Year Canadian Bond	September 2015	(108)	(11,992,116)	(12,101,809)	(109,693)
OSE 10-Year Japanese Treasury Bond	September 2015	(6)	(7,191,347)	(7,198,531)	(7,184)
PMI 10-Year Swedish Government Bond	September 2015	(44)	(7,791,416)	(7,811,188)	(19,772)
SFE 10-Year Australian Bond	September 2015	(86)	(8,247,413)	(8,300,573)	(53,160)
Commodity Futures
CBOT Corn	September 2015	(149)	(2,770,985)	(3,143,900)	(372,915)
CBOT Corn	December 2015	(31)	(573,338)	(668,825)	(95,487)
CBOT Corn	May 2016	(1)	(19,900)	(22,313)	(2,413)
CBOT Corn	July 2016	(1)	(21,463)	(22,500)	(1,037)
CBOT Oats	December 2015	(1)	(13,338)	(13,888)	(550)
CBOT Rough Rice	September 2015	(3)	(60,210)	(62,730)	(2,520)
CBOT Soybean	November 2015	(14)	(643,300)	(726,075)	(82,775)
CBOT Soybean	May 2016	(1)	(48,300)	(50,675)	(2,375)
CBOT Soybean	July 2016	(1)	(48,963)	(50,700)	(1,737)
CBOT Soybean Meal	December 2015	(9)	(267,830)	(310,860)	(43,030)
CBOT Soybean Oil	December 2015	(16)	(327,624)	(327,072)	552
CBOT Soybean Oil	January 2016	(1)	(20,424)	(20,520)	(96)
CBOT Wheat	September 2015	(7)	(177,700)	(215,513)	(37,813)
CBOT Wheat	December 2015	(4)	(102,987)	(124,400)	(21,413)
CBOT Wheat	March 2016	(3)	(82,212)	(94,200)	(11,988)
CBOT Wheat	May 2016	(3)	(82,488)	(94,688)	(12,200)
CBOT Wheat	July 2016	(1)	(29,463)	(31,313)	(1,850)
CME Lean Hogs	July 2015	(3)	(96,540)	(91,440)	5,100
CME Lean Hogs	August 2015	(55)	(1,683,057)	(1,636,250)	46,807
CME Lean Hogs	October 2015	(2)	(51,410)	(52,800)	(1,390)
CME Live Cattle	August 2015	(4)	(242,220)	(236,920)	5,300
CME Live Cattle	October 2015	(2)	(123,200)	(120,560)	2,640
CMX Copper	September 2015	(37)	(2,433,600)	(2,418,875)	14,725
CMX Gold	August 2015	(74)	(8,785,180)	(8,671,320)	113,860
CMX Silver	September 2015	(30)	(2,406,205)	(2,337,150)	69,055
ICE Brent Crude Oil	August 2015	(57)	(3,761,516)	(3,624,630)	136,886
ICE Brent Crude Oil	September 2015	(18)	(1,161,700)	(1,154,520)	7,180
ICE Brent Crude Oil	October 2015	(2)	(128,880)	(129,340)	(460)
ICE Gasoil	July 2015	(2)	(114,775)	(114,750)	25
ICE Gasoil	August 2015	(12)	(694,025)	(691,200)	2,825
ICE Gasoil	September 2015	(1)	(58,075)	(57,950)	125
ICE Natural Gas	August 2015	(5)	(103,982)	(102,546)	1,436
ICE Robusta Coffee	September 2015	(11)	(186,700)	(196,240)	(9,540)
ICE Robusta Coffee	November 2015	(1)	(18,090)	(17,910)	180
ICE White Sugar	August 2015	(1)	(18,090)	(18,515)	(425)
ICE White Sugar	October 2015	(7)	(125,260)	(127,610)	(2,350)
KCBT Hard Red Winter Wheat	September 2015	(42)	(1,130,474)	(1,281,525)	(151,051)
KCBT Hard Red Winter Wheat	December 2015	(2)	(54,750)	(62,800)	(8,050)
LME Copper	July 2015	(1)	(151,575)	(143,931)	7,644
LME Copper	September 2015	(9)	(1,305,460)	(1,296,731)	8,729
LME Copper	October 2015	(1)	(144,890)	(144,194)	696
LME Lead	July 2015	(1)	(48,229)	(43,731)	4,498
LME Lead	September 2015	(7)	(312,670)	(307,694)	4,976
LME Nickel	July 2015	(1)	(83,432)	(71,637)	11,795
LME Nickel	September 2015	(15)	(1,143,863)	(1,077,435)	66,428
LME Primary Aluminum	September 2015	(108)	(4,712,811)	(4,548,825)	163,986
LME Primary Aluminum	October 2015	(8)	(343,747)	(339,550)	4,197
LME Tin	September 2015	(2)	(156,000)	(139,200)	16,800
LME Zinc	September 2015	(10)	(516,400)	(499,625)	16,775
LME Zinc	October 2015	(6)	(297,814)	(300,225)	(2,411)
MDE Crude Palm Oil	September 2015	(1)	(15,148)	(14,855)	293
MGE Red Wheat	September 2015	(6)	(174,163)	(191,175)	(17,012)
NYBOT Coffee 'C'	September 2015	(38)	(1,912,631)	(1,886,700)	25,931
NYBOT Coffee 'C'	December 2015	(2)	(101,831)	(102,000)	(169)
NYBOT FCOJ-A	September 2015	(2)	(36,683)	(35,580)	1,103
NYBOT Sugar #11	October 2015	(196)	(2,667,773)	(2,737,414)	(69,641)
NYBOT Sugar #11	March 2016	(9)	(134,299)	(138,701)	(4,402)
NYMEX Natural Gas	August 2015	(37)	(985,150)	(1,047,840)	(62,690)
NYMEX Natural Gas	September 2015	(40)	(1,105,623)	(1,136,800)	(31,177)
NYMEX Natural Gas	December 2015	(1)	(31,820)	(31,340)	480
NYMEX NY Harbor ULSD	August 2015	(12)	(969,251)	(952,510)	16,741
NYMEX NY Harbor ULSD	September 2015	(3)	(243,663)	(239,942)	3,721
NYMEX NY Harbor ULSD	November 2015	(2)	(160,969)	(163,036)	(2,067)
NYMEX NY Harbor ULSD	December 2015	(1)	(81,413)	(82,223)	(810)
NYMEX Palladium	September 2015	(15)	(1,078,720)	(1,008,975)	69,745

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Short Contracts (Continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At June 30, 2015	Unrealized Appreciation (Depreciation)
Commodity Futures (Continued)
NYMEX Platinum	October 2015	(27)	$(1,452,790)	$(1,457,325)	$(4,535)
NYMEX RBOB Gasoline	August 2015	(10)	(850,416)	(860,748)	(10,332)
NYMEX WTI Crude Oil	August 2015	(11)	(667,870)	(654,170)	13,700
NYMEX WTI Crude Oil	September 2015	(17)	(1,010,800)	(1,017,110)	(6,310)
NYMEX WTI Crude Oil	October 2015	(2)	(117,710)	(120,200)	(2,490)
NYMEX WTI Crude Oil	November 2015	(1)	(61,550)	(60,440)	1,110
NYMEX WTI Crude Oil	December 2015	(1)	(60,240)	(60,780)	(540)
Currency Futures
CME Australian Dollar	September 2015	(91)	(6,988,040)	(6,993,350)	(5,310)
CME British Pound	September 2015	(125)	(12,121,093)	(12,285,156)	(164,063)
CME Canadian Dollar	September 2015	(179)	(14,520,430)	(14,316,420)	204,010
CME Euro	September 2015	(94)	(13,255,344)	(13,108,300)	147,044
CME Japanese Yen	September 2015	(100)	(10,133,869)	(10,228,125)	(94,256)
CME Mexican Peso	September 2015	(31)	(992,190)	(980,685)	11,505
CME New Zealand Dollar	September 2015	(113)	(7,827,615)	(7,609,420)	218,195
CME South African Rand	September 2015	(9)	(355,387)	(364,725)	(9,338)
CME Swedish Krona	September 2015	(20)	(4,846,400)	(4,828,400)	18,000
CME Swiss Franc	September 2015	(13)	(1,753,119)	(1,742,325)	10,794
Index Futures
CBOE Volatility Index	July 2015	(61)	(913,222)	(1,056,825)	(143,603)
CBOE Volatility Index	August 2015	(4)	(64,590)	(69,500)	(4,910)
CME E-Mini S&P 500® Index	September 2015	(13)	(1,346,270)	(1,335,425)	10,845
CME S&P 500® Index	September 2015	(7)	(3,667,300)	(3,595,200)	72,100
Eurex Euro STOXX 50 Index	September 2015	(13)	(504,712)	(497,527)	7,185
FTSE Bursa Malaysia KLCI Index	July 2015	(5)	(114,647)	(113,261)	1,386
HKG Hang Seng China Enterprises Index	July 2015	(1)	(81,851)	(83,370)	(1,519)
HKG Hang Seng Index	July 2015	(8)	(1,373,652)	(1,352,185)	21,467
ICE FTSE 100 Index	September 2015	(44)	(4,604,219)	(4,487,060)	117,159
MSE S&P per TSX 60 Index	September 2015	(11)	(1,502,690)	(1,485,977)	16,713
NYF ICE Emerging Markets Mini Index	September 2015	(6)	(289,865)	(287,820)	2,045
OSE TOPIX Index	September 2015	(24)	(3,244,808)	(3,194,449)	50,359
SAFEX FTSE per JSE Top 40 Index	September 2015	(15)	(569,205)	(569,949)	(744)
SFE SPI 200 Index	September 2015	(6)	(636,615)	(623,786)	12,829
SGX MSCI Singapore Index	July 2015	(11)	(613,522)	(607,065)	6,457
SGX MSCI Taiwan Index	July 2015	(25)	(860,560)	(855,750)	4,810
SGX Nikkei 225 Index	September 2015	(1)	(82,592)	(82,816)	(224)
SGX S&P CNX Nifty Index	July 2015	(24)	(401,044)	(402,456)	(1,412)
SSE OMXS30 Index	July 2015	(52)	(983,546)	(967,606)	15,940
Interest Rate Futures
CME 3-Month Eurodollar	March 2016	(7)	(1,736,500)	(1,737,400)	(900)
CME 3-Month Eurodollar	June 2016	(11)	(2,723,075)	(2,724,563)	(1,488)
CME 3-Month Eurodollar	September 2016	(12)	(2,963,275)	(2,965,500)	(2,225)
CME 3-Month Eurodollar	March 2017	(7)	(1,721,200)	(1,722,788)	(1,588)
CME 3-Month Eurodollar	June 2017	(5)	(1,228,088)	(1,228,313)	(225)
ICE 3-Month Euro Euribor	June 2017	(5)	(1,389,591)	(1,389,577)	14
ICE 90-Day Sterling	September 2015	(4)	(780,131)	(780,229)	(98)
ICE 90-Day Sterling	March 2016	(8)	(1,557,632)	(1,556,847)	785
ICE 90-Day Sterling	September 2016	(22)	(4,268,196)	(4,266,646)	1,550
ICE 90-Day Sterling	December 2016	(20)	(3,874,372)	(3,872,095)	2,277
ICE 90-Day Sterling	March 2017	(16)	(3,093,731)	(3,092,965)	766
MSE 3-Month Canadian Bankers' Acceptance	September 2015	(6)	(1,189,081)	(1,190,311)	(1,230)
MSE 3-Month Canadian Bankers' Acceptance	December 2015	(3)	(594,586)	(595,456)	(870)
MSE 3-Month Canadian Bankers' Acceptance	March 2016	(4)	(792,710)	(793,941)	(1,231)
SFE 90-Day Australian Bank Accepted Bill	September 2015	(7)	(5,365,619)	(5,365,826)	(207)
SFE 90-Day Australian Bank Accepted Bill	December 2015	(28)	(21,464,283)	(21,464,885)	(602)
SFE 90-Day Australian Bank Accepted Bill	March 2016	(2)	(1,533,224)	(1,533,168)	56
SFE 90-Day Australian Bank Accepted Bill	June 2016	(4)	(3,066,318)	(3,066,036)	282
SFE 90-Day Australian Bank Accepted Bill	September 2016	(8)	(6,130,851)	(6,131,170)	(319)
SFE 90-Day Australian Bank Accepted Bill	December 2016	(8)	(6,129,949)	(6,129,817)	132
SFE 90-Day Australian Bank Accepted Bill	March 2017	(6)	(4,596,461)	(4,596,348)	113
TFX 3-Month Euroyen	December 2015	(1)	(203,765)	(203,745)	20
TFX 3-Month Euroyen	March 2016	(1)	(203,755)	(203,755)	-
			(323,577,433)	(323,782,058)	(204,625)
TOTAL FUTURES CONTRACTS			$384,642,214	$383,675,680	$(966,534)

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

See accompanying Notes to Financial Statements.

State Street/Ramius Managed Futures Strategy Fund
SUMMARY OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Security Type	Percent of Total Net Assets
Commercial Paper	29.3%
Corporate Bonds	20.2%
U.S. Government and Agencies	15.8%
Certificate of Deposits	9.6%
Short-Term Investments	3.6%
U.S. Treasury Bills	2.0%
Total Investments	80.5%
Other Assets in Excess of Liabilities	19.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $109,126,666)	$109,148,546
Segregated cash at Broker	15,324,903
Segregated cash at custodian	3,689,045
Receivables:
Unrealized appreciation on forward foreign currency contracts	276,927
Unrealized appreciation on open futures contracts	2,943,346
Fund shares sold	106,906
Interest	51,743
Due from Broker	8,861,640
Prepaid expenses	29,682
Total assets	140,432,738

Liabilities:
Payables:
Unrealized depreciation on forward foreign currency contracts	257,020
Unrealized depreciation on open futures contracts	3,909,880
Fund shares redeemed	190,011
Trading entity fees	129,423
Advisory fees	127,967
Subadvisory fees	7,173
Distribution fees - (Note 7)	728
Auditing Fees	52,564
Fund Administration fees	25,637
Transfer agent fees and expenses	5,718
Interest expense	4,669
Fund accounting fees	4,313
Custody fees	4,055
Chief Compliance Officer fees	860
Trustees' fees and expenses	340
Accrued other expenses	126,170
Total liabilities	4,846,528

Net Assets	$135,586,210

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$125,455,299
Accumulated net investment loss	(18,364,815)
Accumulated net realized gain on investments, foreign currency transactions, forward foreign
currency contracts, futures contracts and options contracts	29,417,892
Net unrealized appreciation (depreciation) on:
Investments	11,544
Foreign currency translations	2,581
Forward foreign currency contracts	19,907
Futures contracts	(966,534)
Short-term investments	10,336
Net Assets	$135,586,210

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$3,492,687
Shares of beneficial interest issued and outstanding	354,287
Redemption price per share*	9.86
Maximum sales charge (5.50% of offering price)**	0.57
Maximum offering price to public	$10.43

Class I Shares:
Net assets applicable to shares outstanding	$132,093,523
Shares of beneficial interest issued and outstanding	13,356,182
Offering and Redemption price	$9.89

*	No sales charge on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions within 18 months of the date of purchase.
**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Interest	$239,781
Total investment income	239,781

Expenses:
Trading entity fees	2,846,090
Advisory fees	1,264,118
Fund accounting fees	102,497
Fund Administration fees	81,151
Subadvisory fees	49,397
Interest expense	41,652
Legal fees	35,463
Miscellaneous	32,290
Transfer agent fees and expenses	29,960
Auditing fees	28,186
Custody fees	16,690
Registration fees	16,403
Chief Compliance Officer fees	14,760
Shareholder reporting fees	13,012
Distribution fees - (Note 7)	4,711
Trustees' fees and expenses	2,976
Insurance fees	782

Total expenses	4,580,138
Advisory fees waived	(282,451)
Net expenses	4,297,687
Net investment loss	(4,057,906)

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, Forward Foreign Currency Contracts,
Futures Contracts and Options Contracts:
Net realized gain (loss) on:
Investments	3,818
Foreign currency transactions	(63,614)
Forward foreign currency contracts	(555,575)
Futures contracts	6,581,677
Purchased options contracts	(22,909)
Written options contracts	(29,158)
Net realized gain	5,914,239
Net change in unrealized appreciation/depreciation on:
Investments	24,173
Foreign currency translations	95,563
Forward foreign currency contracts	19,907
Futures contracts	(7,020,398)
Purchased options contracts	27,304
Short-term investments	9,986
Net change in unrealized appreciation/depreciation	(6,843,465)

Net realized and unrealized loss on investments, foreign currency, forward foreign
currency contracts, future contracts and options contracts	(929,226)

Net Decrease in Net Assets from Operations	$(4,987,132)

See accompanying Notes to Financial Statements.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(4,057,906)	$(7,476,999)
Net realized gain on investments, foreign currency transactions,
forward foreign currency contracts, futures contracts and options contracts	5,914,239	22,722,112
Net change in unrealized appreciation/depreciation on investments, foreign currency translations, forward contracts, futures contracts
and options contracts	(6,843,465)	1,832,807
Net increase (decrease) in net assets resulting from operations	(4,987,132)	17,077,920

Distributions to Shareholders:
From net investment income:
Class A	-	(336,028)
Class I	-	(13,491,878)
From net realized gain:
Class A	-	(250)
Class I	-	(9,354)
Total distributions to shareholders	-	(13,837,510)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,404,623	3,827,571
Class I	40,821,327	101,062,632
Reinvestment of distributions:
Class A	-	198,811
Class I	-	4,727,153
Cost of shares redeemed:
Class A1	(1,744,074)	(11,988,684)
Class I2	(47,767,259)	(48,056,408)
Net increase (decrease) in net assets from capital transactions	(7,285,383)	49,771,075

Total increase (decrease) in net assets	(12,272,515)	53,011,485

Net Assets:
Beginning of period	147,858,725	94,847,240
End of period	$135,586,210	$147,858,725

Accumulated net investment loss	$(18,364,815)	$(14,306,909)

Capital Share Transactions:
Shares sold:
Class A	133,184	390,485
Class I	3,883,300	9,885,638
Shares reinvested:
Class A	-	19,530
Class I	-	463,446
Shares redeemed:
Class A	(166,191)	(1,187,416)
Class I	(4,578,180)	(4,807,003)
Net increase (decrease) in capital share transactions	(727,887)	4,764,680

[1]	Net of redemption fee proceeds of $483 and $534, respectively.
[2]	Net of redemption fee proceeds of $906 and $6,912, respectively.

See accompanying Notes to Financial Statements.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Month Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012		For the Period September 13, 2011* through December 31, 2011
Net asset value, beginning of period	$10.22		$9.76		$9.51		$9.68		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.29)		(0.74)		(0.37)		(0.40)		(0.11)
Net realized and unrealized gain (loss) on investments	(0.07)		2.14		0.62		0.23		(0.21)
Total from investment operations	(0.36)		1.40		0.25		(0.17)		(0.32)

Less Distributions:
From net investment income	-		(0.94)		-		-		-
From net realized gain	-		-	[2]	-	[2]	-		-
Total distributions	-		(0.94)		-		-		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$9.86		$10.22		$9.76		$9.51		$9.68

Total return[3]	(3.52)%	[4]	14.41%		2.63%		(1.76)%		(3.20)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,493		$3,958		$11,365		$2,194		$56

Ratios including the expenses and income of the Subsidiary:
Ratio of expenses before fees waived including interest expense
to average net assets	6.21%	[5]	8.58%		4.92%		5.68%	[6]	5.75%	[5,6]
Ratio of expenses after fees waived including interest expense
to average net assets	5.84%	[5]	7.98%		4.33%		4.85%		4.37%	[5]
Ratio of expenses after fees waived excluding interest expense
to average net assets	5.78%	[5]	7.89%		4.26%		4.78%		4.30%	[5]
Ratio of net investment loss after fees waived including interest
expense to average net assets	(5.53)%	[5]	(7.57)%		(3.85)%		(4.29)%		(3.87)%	[5]

Ratios excluding the expenses and income of the Subsidiary:
Ratio of expenses before fees waived to average net assets	1.97%	[5]	2.35%		2.35%		2.58%		2.55%	[5]
Ratio of expenses after fees waived to average net assets	1.90%	[5]	2.10%		2.10%		2.10%		2.10%	[5]
Ratio of net investment loss before fees waived to average net assets	(1.66)%	[5]	(1.94)%		(1.89)%		(1.86)%		(2.05)%	[5]
Ratio of net investment loss after fees waived to average net assets	(1.59)%	[5]	(1.69)%		(1.64)%		(1.38)%		(1.60)%	[5]

Portfolio turnover rate	31%	[4]	114%		98%		72%		18%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. Returns shown do not include payment of a sales load of 5.50% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 18 months of the date of purchase. If the sales load and CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratios have been updated for additional disclosure.

See accompanying Notes to Financial Statements.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Month Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012		For the Period September 13, 2011* through December 31, 2011
Net asset value, beginning of period	$10.24		$9.81		$9.54		$9.68		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.27)		(0.74)		(0.34)		(0.39)		(0.10)
Net realized and unrealized gain (loss) on investments	(0.08)		2.18		0.61		0.25		(0.22)
Total from investment operations	(0.35)		1.44		0.27		(0.14)		(0.32)

Less Distributions:
From net investment income	-		(1.01)		-		-		-
From net realized gain	-		-	[2]	-	[2]	-		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$9.89		$10.24		$9.81		$9.54		$9.68

Total return[3]	(3.42)%	[4]	14.72%		2.83%		(1.45)%		(3.20)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$132,094		$143,900		$83,482		$113,763		$212,616

Ratios including the expenses and income of the Subsidiary:
Ratio of expenses before fees waived including interest expense
to average net assets	5.96%	[5]	8.33%		4.67%		5.43%	[6]	5.50%	[5,6]
Ratio of expenses after fees waived including interest expense
to average net assets	5.59%	[5]	7.73%		4.08%		4.60%		4.11%	[5]
Ratio of expenses after fees waived excluding interest expense
to average net assets	5.53%	[5]	7.64%		4.01%		4.53%		4.05%	[5]
Ratio of net investment loss after fees waived including interest
expense to average net assets	(5.28)%	[5]	(7.32)%		(3.60)%		(4.05)%		(3.61)%	[5]

Ratios excluding the expenses and income of the Subsidiary:
Ratio of expenses before fees waived to average net assets	1.72%	[5]	2.10%		2.10%		2.33%		2.30%	[5]
Ratio of expenses after fees waived to average net assets	1.65%	[5]	1.85%		1.85%		1.85%		1.85%	[5]
Ratio of net investment loss before fees waived to average net assets	(1.41)%	[5]	(1.69)%		(1.64)%		(1.61)%		(1.80)%	[5]
Ratio of net investment loss after fees waived to average net assets	(1.34)%	[5]	(1.44)%		(1.39)%		(1.13)%		(1.35)%	[5]

Portfolio turnover rate	31%	[4]	114%		98%		72%		18%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would of been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratios have been updated for additional disclosure.

See accompanying Notes to Financial Statements.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (Unaudited)

Note 1 – Organization
State Street/Ramius Managed Futures Strategy Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to September 15, 2014 the Fund was known as Ramius Trading Strategies Managed Futures Fund. The Fund’s primary investment objective seeks to achieve positive absolute returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500® Index. The Fund commenced investment operations on September 13, 2011, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary – Ramius Trading Strategies MF Ltd.
The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the State Street/Ramius Managed Futures Strategy Fund include the account of Ramius Trading Strategies MF Ltd. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The State Street/Ramius Managed Futures Strategy Fund may invest up to 25% of its total assets in Ramius Trading Strategies MF Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Ramius Trading Strategies LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary invests the majority of its assets in limited liability companies or other business entities (each a “Trading Entity” and collectively the “Trading Entities”), the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “CTA”) pursuant to such CTA’s commodity-related investment program (a “managed futures program”). Each Trading Entity is wholly owned by the Subsidiary and thus indirectly wholly owned by the Fund. The inception date of the Subsidiary was September 20, 2011. As of June 30, 2015, total assets of the Fund were $140,432,738, of which $26,664,524, or approximately 19.0%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities, including commercial paper, with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Segregated Cash and Due from Broker
The Fund is required to segregate cash held as collateral with UMB Bank, n.a. to cover forward foreign currency contracts outstanding and can be found on the Consolidated Statement of Assets and Liabilities (“SAL”) as “Segregated cash at Custodian”. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its futures commission merchant a specified amount of liquid assets which act as collateral (“initial margin”). The initial margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn taxable interest income on its initial margin deposits. The initial margin for futures contracts is held with Morgan Stanley & Co., LLC and can be found on the SAL as “Segregated cash at Broker”.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

The “Due from Broker” line on the SAL consists of U.S. and foreign currency deposited at Morgan Stanley & Co., LLC used for executing trades in relation to futures contracts.

Market value of foreign currency within the above accounts totaled $710,728 (cost of $708,148).

(d) Forward Contracts
The Fund may utilize forward foreign currency contracts (“Forward Contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency contracts on the Statement of Assets and Liabilities. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions.

(e) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Fund intends primarily to invest in futures contracts and options on them through the Trading Entities. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(f) Futures Options
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Transactions in written futures options contracts for the six months ended June 30, 2015 were as follows:

	Number of Contracts	Premium Amount
Outstanding at December 31, 2014	-	$-
Options written	(58)	(27,790)
Options exercised	-	-
Options closed	29	9,001
Options expired	29	18,789
Outstanding at June 30, 2015	-	$-

(g) Investment and Associated Risks
In general, the Fund’s investment strategies involve greater risks than the strategies used by typical mutual funds. During the normal course of business, the Subsidiary purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Managed futures strategy/commodities risk. Exposure to the commodities markets (including financial futures markets) through investment in managed futures programs may subject the Fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds and have recently experienced periods of significant volatility. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including: changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments.

Derivatives risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps and forward contracts. The value of a derivative depends largely upon price movements in the underlying instrument. Many of the risks applicable to trading the underlying instrument are also applicable to derivatives trading. However, derivatives trading is subject to a number of additional risks. Transactions in certain derivatives are subject to clearance on a U.S. national exchange and to regulatory oversight, while other derivatives are subject to risks of trading in the over-the-counter markets or on non-U.S. exchanges. A small investment in derivative instruments could have a potentially large impact on the Fund’s performance.

Market risk. The market value of a security or instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security or instrument to be worth less than it was worth at an earlier time. Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers, which may have an adverse effect on the Fund. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks, bonds, derivatives and commodities, and the mutual funds that invest in them. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

Counterparty, commodities future merchant and prime brokerage risk. Changes in the credit quality of the companies that serve as the Fund’s prime brokers, commodities future merchants or counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. Certain entities that have served as prime brokers or counterparties in the markets for these transactions have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such hardships have reduced such entities’ capital and called into question their continued ability to perform their obligations under such transactions. By using derivatives, swaps or other transactions, the Fund assumes the risk that its counterparties could experience similar financial hardships. If a prime broker, commodities future merchant or counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding; if the Fund’s claim is unsecured, the Fund will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Liquidity risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. When there is little or no active trading market for specific types of securities, the Fund may have difficulty selling the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Currency risk. The Fund may invest directly or indirectly in currency indices or baskets. Investments in foreign currencies or financial instruments related to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies. Where the Fund has tried to hedge its exposure to a decline in the value of a foreign currency relative to the U.S dollar, the Fund is subject to the risk that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates for foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in such currencies. Foreign currencies also are subject to risks caused by, among other factors, inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Tax risk. To qualify for the tax treatment available to regulated investment companies under the Code, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income.” Income derived from direct investments in commodities is not “qualifying income.” In addition, the IRS has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives do not constitute “qualifying income.” It is possible that the Fund will from time to time make investments in commodities and commodity-linked derivatives directly, rather than through the Subsidiary, and therefore it is possible that some of the Fund’s income will not constitute “qualifying income.” The IRS has indicated in another revenue ruling that income from certain instruments, such as certain structured notes, that create commodity exposure may constitute “qualifying income,” and it has issued private letter rulings holding that income derived from certain commodity-linked notes constitutes “qualifying income.” In addition, the IRS has issued private letter rulings concluding that income derived by a regulated investment company from a wholly owned subsidiary, such as the Subsidiary, that invests in commodities and commodity-linked derivatives constitutes “qualifying income.”

Each of these private letter rulings applies only to the taxpayer that requested it and may not be used or cited as precedent. Moreover, the Fund understands that the IRS has recently suspended the issuance of such rulings and is reviewing its policy in this area. The Fund has not applied for or received such a ruling from the IRS, and has not determined whether to seek such a ruling if the IRS were to resume issuing such rulings. The Fund intends to take the position that income from its investments in commodity-linked notes and in the Subsidiary will constitute “qualifying income.” In the absence of a ruling, however, there can be no certainty in this regard. It is possible that, as a consequence of its current review of this area, the IRS will reverse its prior position and publish guidance under which it will take the position that these items would not constitute “qualifying income.” The tax treatment of the Fund’s investment in commodity-linked notes or in the Subsidiary could also be adversely affected by future legislation or Treasury regulations. If income derived by the Fund from its investments in commodity-linked notes and in the Subsidiary does not constitute “qualifying income,” the Fund will most likely not qualify as a regulated investment company under the Code; in that case, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to its shareholders, and all distributions out of earnings and profits would be taxed to shareholders as dividend income. If future legislation, Treasury regulations or IRS guidance prevents the Fund from treating its income from its investments in commodity-linked notes or in the Subsidiary as “qualifying income,” the Fund and the Advisor will consider what action to take, including potentially liquidating the Fund.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

(h) Investment Transactions, Investment Income and Expenses
Investment transactions for the Fund and the Trading Entities are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(i) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended December 31, 2012-2014 and the six months ended June 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Ramius Trading Strategies LLC (the “Advisor”). The Advisor is registered with the CFTC as a commodity pool operator (“CPO”) and has been since prior to the Fund’s inception. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.35% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any (i) Subsidiary and Trading Entity expenses, (ii) acquired fund fees and expenses, (iii) interest, (iv) taxes, (v) dividends on short positions, (vi) brokerage commissions, (vii) front-end or contingent deferred loads, (viii) expenses incurred in connection with any merger or reorganization and (ix) extraordinary expenses such as litigation expenses) do not exceed 1.90% and 1.65% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is effective until April 30, 2016, and may be terminated before that date only by the Trust’s Board of Trustees.

The Advisor also is the investment advisor for the Subsidiary. The Subsidiary has agreed to pay the Advisor a monthly advisory fee at the annual rate of 1.35% of the Subsidiary’s average daily net assets. The Advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to the Advisor by the Subsidiary. This undertaking may not be terminated unless the Advisor obtains the prior approval of the Fund’s Board of Trustees. The Subsidiary advisory fee in the amount of $226,599 incurred and waived for the six months ended June 30, 2015 is included in “Advisory fees” and “Advisory fees waived”, respectively, in the Consolidated Statement of Operations.

For the six months ended June 30, 2015, the Advisor waived $55,852 of its advisory fees for the Fund and $226,599 of its advisory fees for the Subsidiary. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they are waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. The Advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to not seek reimbursement of the advisory fees waived for the Subsidiary. At June 30, 2015, the amount of these potentially recoverable expenses was $1,317,947. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

2015	$735,923
2016	272,665
2017	253,507
2018	55,852

Effective September 15, 2014, SSgA Funds Management, Inc. (“SSgA FM”), a wholly-owned subsidiary of State Street Corporation (“State Street”), has been appointed as Sub-Advisor with respect to the management of the fixed income strategy portfolio of the Fund. SSgA FM replaced Horizon Cash Management LLC in that capacity. SSgA FM has also been appointed as Sub-Advisor with respect to the management of the Fund’s overall investment program, including management of the assets of the Fund’s Subsidiary and determination of the portion of the Fund’s assets to be allocated to the Subsidiary. William Marr and Alexander Rudin, the portfolio managers of the Fund since its September 13, 2011 inception, have become employees of SSgA FM where they continue as portfolio managers of the Fund.

Under the Sub-Advisory Agreement with respect to management of the fixed income portfolio, the Fund will pay SSgA FM an annual sub-advisory fee, calculated daily and payable monthly, on the average daily net assets of the fixed income portfolio equal to 0.0825% for the first $250 million of portfolio assets, 0.0750% for the next $250 million of portfolio assets and 0.0600% for any additional amounts over $500 million of portfolio assets.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Under the Sub-Advisory Agreement with respect to the Fund’s overall investment program, the Advisor will pay SSgA FM annual sub-advisory fees, calculated daily and payable monthly, calculated as a percentage of the “net advisory fee” received by the Advisor on a calendar year basis equal to 30% of the first $1.2 million of the net advisory fee, 50% of the next $3.8 million of the net advisory fee, and 70% of the net advisory fee above $5 million.

During the six months ended June 30, 2015, the Subsidiary engaged Aspect Capital Limited (“Aspect”), Fulcrum Asset Management Limited/Fulcrum Asset Management LLP (“Fulcrum”), IPM Informed Portfolio Management AB (“IPM”), Lynx Asset Management AB (“Lynx”) and Winton Capital Management Limited (“Winton”); each a CTA, to provide advisory services.

Pursuant to the terms of the Advisory Agreement with the Subsidiary, each CTA is entitled to receive a management fee, accrued daily and paid monthly, based on its assigned “Trading Level”. The “Trading Level” is defined as the Trading Advisor’s strategy exposure allocated to the CTA by the Trading Entity for such period. Total management fees charged to the Subsidiary for the ended June 30, 2015 ranged between 0% - 2% and are reported as “Trading entity fees” on the Consolidated Statement of Operations.

The CTAs are entitled to receive an incentive fee, payable quarterly or semi-annually (each an “Incentive Fee Calculation Date”), in respect of each of the CTA portfolios. Incentive fees are based on the “New Trading Profits” at the end of each Incentive Fee Calculation Date. “New Trading Profits” equals the excess (if any) of the aggregate Net Asset Value of the CTA portfolio (excluding any interest income earned by the CTA) as of the current incentive Fee Calculation Date over the “High Water Mark”. The “Net Asset Value” of the CTA portfolio is determined by deducting aggregate liabilities, including all accrued liabilities, from the total aggregate assets of the portfolio. The “High Water Mark” (adjusted for capital contributions to, and withdrawals from, the CTA) shall be equal to the highest aggregate Net Asset Value of the portfolio after the reduction for the incentive fee then paid, as of any preceding Incentive Fee Calculation Date. Total incentive fees charged to the Subsidiary for the ended June 30, 2015 ranged between 0% and 20% and are reported as “Trading entity fees” on the Consolidated Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant, the Subsidiary’s fund accountant and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2015, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Consolidated Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided CCO services to the Trust. The Fund’s allocated fees incurred for CCO services for the ended June 30, 2015, are reported on the Consolidated Statement of Operations.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Note 4 – Federal Income Taxes
At June 30, 2015, the cost of investments on a tax basis and gross unrealized appreciation and depreciation on investments at the Fund level for federal income tax purposes were as follows:

Cost of investments	$109,126,666

Gross unrealized appreciation	$31,225
Gross unrealized depreciation	(9,345)
Net unrealized appreciation on investments	$21,880

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	-

Net unrealized appreciation (depreciation)
Investments	(12,279)
Foreign currency translations	(92,982)
Futures contracts	6,053,864
Purchased options contracts	(27,304)
Other differences	9,196,744
Total accumulated earnings	$15,118,043

“Other differences” in the above table are primarily attributable to non-deductible expenses, net operating losses, and other adjustments at the Subsidiary level. These differences may or may not be utilized in future tax years.

The tax character of distributions paid during the fiscal years ended December 31, 2014 and December 31, 2013 for the Fund was as follows:

Distribution paid from:	2014	2013
Ordinary income	$13,812,336	$-
Long-term capital gains	25,174	1,926
Total distributions paid	$13,837,510	$1,926

For the year ended December 31, 2014, the Fund utilized $2,347 of capital loss carryforwards.

For U.S. federal income tax purposes, the Subsidiary is treated as a corporation and each of the Trading Entities is treated as a “disregarded entity”. As a result, the Subsidiary is treated as conducting the activities, and recognizing the income, of each Trading Entity. The Subsidiary is subject to U.S. federal income tax, at the rates applicable to U.S. corporations, on its net income that is treated as “effectively connected” with the conduct of a trade or business in the United States (“effectively connected income”). In addition, the Subsidiary is subject to a 30% U.S. branch profits tax in respect of its “dividend equivalent amount”, as defined in Section 884 of the Code, attributable to effectively connected income. The activities of the Subsidiary and the Trading Entities are conducted in a manner such that the Subsidiary will not be treated as engaged in the conduct of a U.S. trade or business. In this regard, Section 864(b) of the Code provides that trading in commodities for one‘s own account does not constitute the conduct of a trade or business in the United States by a non-U.S. person, provided that the commodities are of a kind customarily dealt in on an organized commodity exchange and the transaction is of a kind customarily consummated at such place. There can be no assurance, however, that the Subsidiary will not recognize any effectively connected income in the future. The imposition of U.S. federal tax on the Subsidiary‘s effectively connected income could significantly reduce the Fund‘s returns.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended June 30, 2015, the Fund received $1,389 in redemption fees.

Note 6 – Investment Transactions
For the six months ended June 30, 2015, purchases and sales of investments, excluding short-term investments and Subsidiary activity, were $11,600,000 and $28,606,406, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended June 30, 2015, distribution fees incurred with respect to Class A shares are disclosed on the Consolidated Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3[2]	Total
Assets
Investments
Certificate of Deposits	$-	$13,000,301	$-	$13,000,301
Commercial Paper	-	39,693,374	-	39,693,374
Corporate Bonds	-	30,867,398	-	30,867,398
U.S. Government and Agencies	-	18,007,736	-	18,007,736
U.S. Treasury Bills	-	2,700,030	-	2,700,030
Short-Term Investments	4,879,707	-	-	4,879,707
Total Investments	$4,879,707	$104,268,839	$-	$109,148,546
Other Financial Instruments[1]
Forward Foreign Currency Contracts	$-	$276,927	-	$276,927
Futures Contracts	2,943,346	-	-	2,943,346
Total Assets	$7,823,053	$104,545,766	$-	$112,368,819

Liabilities
Other Financial Instruments[1]
Forward Foreign Currency Contracts	$-	$257,020	$-	$257,020
Futures Contracts	3,909,880	-	-	3,909,880
Total Liabilities	$3,909,880	$257,020	$-	$4,166,900

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

[1]	Other financial instruments are derivative instruments such as forward contracts, futures contracts and swap contracts. Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
[2]	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts, forward contracts and options contracts during the ended June 30, 2015.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Consolidated Statement of Assets and Consolidated Liabilities and Consolidated Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2015 by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Consolidated Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Unrealized appreciation/ depreciation	Commodity contracts	$-	$-
on forward foreign currency contracts	Equity contracts	-	-
	Foreign exchange contracts	276,927	257,020
	Interest rate contracts	-	-
	Volatility contracts	-	-
Total		$276,927	$257,020

Unrealized appreciation/ depreciation	Commodity contracts	$1,416,235	$1,208,400
on open futures contracts	Equity contracts	490,059	802,330
	Foreign exchange contracts	744,264	624,352
	Interest rate contracts	292,788	1,126,285
	Volatility contracts	-	148,513
Total		$2,943,346	$3,909,880

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Forward Foreign Currency Contracts	Futures Contracts	Purchased Options Contracts	Written Options Contracts
Commodity contracts	$-	$(3,337,034)	$-	$-
Equity contracts	-	4,037,225	-	-
Foreign exchange contracts	(555,575)	878,986	(22,909)	(29,158)
Interest rate contracts	-	4,687,019	-	-
Volatility contracts	-	315,481	-	-
Total	$(555,575)	$6,581,677	$(22,909)	$(29,158)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Forward Foreign Currency Contracts	Futures Contracts	Purchased Options Contracts	Written Options Contracts
Commodity contracts	$-	$(1,345,586)	$-	$-
Equity contracts	-	(1,570,575)	-	-
Foreign exchange contracts	19,907	(1,751,547)	27,304	-
Interest rate contracts	-	(2,210,847)	-	-
Volatility contracts	-	(141,843)	-	-
Total	$19,907	$(7,020,398)	$27,304	$-

The quarterly average volumes of derivative instruments as of June 30, 2015 are as follows:

Derivatives not designated as hedging instruments	Long Futures Contracts	Short Futures Contracts	Purchased Options Contracts	Written Options Contracts	Long Forward Foreign Currency Contracts Fair Value	Short Forward Foreign Currency Contracts Fair Value
Commodity contracts	333	1,219	-	-	-	-
Equity contracts	1,201	154	-	-	-	-
Foreign exchange contracts	459	1,032	39	10	6,696,222	10,196,072
Interest rate contracts	3,475	1,077	-	-	-	-
Volatility contracts	54	82	-	-	-	-

Note 11 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

The Fund’s SAL presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SAL to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

		Amounts Not Offset in Consolidated Statement of Assets and Liabilities
Description/Financial Instrument / Consolidated Statement of Assets and Liabilities Category	Gross Amounts Recognized in Consolidated Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized appreciation on open forwards contracts – asset receivable	$276,927	$(257,020)	$-	$19,907
Unrealized depreciation on open forwards contracts – liability payable	257,020	(257,020)	-	-
Unrealized appreciation on open futures contracts – asset receivable	2,943,346	(2,943,346)	-	-
Unrealized depreciation on open futures contracts – liability payable	3,909,880	(2,943,346)	(966,534)	-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Fund to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Fund to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty

Note 12 – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2015 (Unaudited)

A special meeting of the State Street/Ramius Managed Futures Strategy Fund shareholders was held on July 14, 2015, to vote on 1) the appointment of PGR Capital LLP as a new Trading Advisor for the Fund; 2) the appointment of QMS Capital Management LP as a new Trading Advisor for the Fund; and 3) the use of “manager of managers” exemptive relief to allow Ramius Trading Strategies LLC and the Board of Trustees of the Trust to replace Fund sub-advisors and Trading Advisors in the future without a shareholder meeting. All three proposals were approved. The results are as follows:

Proposal 1: The appointment of PGR Capital LLP as a new Trading Advisor for the Fund:

For:	11,164,944
Against:	574
Abstain:	4,858
Total:	11,170,376

Proposal 2: The appointment of QMS Capital Management LP as a new Trading Advisor for the Fund:

For:	11,163,558
Against:	1,553
Abstain:	5,265
Total:	11,170,376

Proposal 3: The use of “manager of managers” exemptive relief to allow Ramius Trading Strategies LLC and the Board of Trustees of the Trust to replace Fund sub-advisors and Trading Advisors in the future without a shareholder meeting:

For:	11,152,643
Against:	12,160
Abstain:	5,573
Total:	11,170,376

Following shareholder’s approval of these proposals, the portfolio managers of the Fund instructed the reduction of the Fund's allocation to two of its underlying trading advisors, Aspect Capital Limited ("Aspect") and Fulcrum Asset Management LLP ("Fulcrum"), to zero. This instruction occurred on August 3, 2015 and the Fund then allocated funds to two new underlying trading advisors, PGR Capital LLP and QMS Capital Management LP.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

State Street/Ramius Managed Futures Strategy Fund
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/15	6/30/15	1/1/15 – 6/30/15
Class A	Actual Performance	$1,000.00	$964.80	$28.44
	Hypothetical (5% annual return before expenses)	1,000.00	995.84	28.89
Class I	Actual Performance	1,000.00	965.80	27.24
	Hypothetical (5% annual return before expenses)	1,000.00	997.08	27.67

*
Expenses are equal to the Fund’s annualized expense ratio of 5.84% and 5.59% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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State Street/Ramius Managed Futures Strategy Fund
a series of Investment Managers Series Trust

Investment Advisor
Ramius Trading Strategies LLC
599 Lexington Avenue
 New York, New York 10022

Sub- Advisor
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
State Street/Ramius Managed Futures Strategy Fund – Class A	RTSRX	461 418 410
State Street/Ramius Managed Futures Strategy Fund – Class I	RTSIX	461 418 394

Privacy Principles of the State Street/Ramius Managed Futures Strategy Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the State Street/Ramius Managed Futures Strategy Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 6RAMIUS or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 6RAMIUS or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (877) 6RAMIUS. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

State Street/Ramius Managed Futures Strategy Fund
P.O. Box 2175
Milwaukee, WI  53201
Toll Free: (877) 6RAMIUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/8/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/8/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	9/8/2015